Note 13 - Derivative Financial Instruments (Details Textual)			1 Months Ended		3 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 08, 2017 USD ($)	Nov. 30, 2019 T $ / T	Apr. 30, 2019 T $ / T	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Aug. 08, 2022	Aug. 08, 2020	Aug. 09, 2019	Jan. 31, 2019	Jul. 24, 2018 USD ($)
Charter Equivalent Rate Per Day					$ 11,350	$ 11,100	$ 11,250
Interest Rate Swap [Member]
Derivative, Notional Amount					$ 10,000,000
Derivative, Number of Instruments Held, Total					2
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Term of Contract (Year)		5 years
Derivative, Notional Amount		$ 5,000,000											$ 5,000,000
Derivative, Variable Interest Rate		1.93%
Derivative, Average Fixed Interest Rate		1.40%
Derivative, Fixed Interest Rate										1.85%	1.75%
Interest Rate Swap [Member] | HSBC Bank PLC [Member] | Forecast [Member]
Derivative, Fixed Interest Rate									2.32%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total	1											4
Charter Equivalent Rate Per Day	$ 12,200							$ 11,950
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T			1,200	1,200
Underlying, Derivative Mass (in USD per US Ton) | $ / T			278.5	375.25
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate													2.93%